Proposed Public Offering (Details)	Jun. 30, 2020 $ / shares shares
Proposed Public Offering [Member]
Proposed Public Offering (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,575,000
Common Class A [Member]
Proposed Public Offering (Details) [Line Items]
Sale of unit	10,500,000
Share price per share (in Dollars per share) | $ / shares	$ 10.00